OTHER COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Outstanding Financial Instruments Contract Amounts Represent Credit Risk
Financial instruments whose contract amounts represent credit risk at December 31, 2015 and 2014 were as follows:

	December 31,
	2015	2014
	(In Thousands)
Commitments to extend credit:
Commitments to originate loans	$7,531	$26,170
Undisbursed construction loans	28,939	25,107
Undisbursed home equity lines of credit	46,819	45,403
Undisbursed commercial lines of credit	47,354	60,363
Overdraft protection lines	1,262	1,230
Standby letters of credit	173	81
Total commitments	$132,078	$158,354

Schedule of Future Minimum Rental Payments for Operating Leases
At December 31, 2015, future minimum rental commitments pursuant to the terms of noncancelable lease agreements, by year and in the aggregate, are as follows (in thousands):

2016	$1,470
2017	1,316
2018	1,162
2019	1,100
2020	999
Thereafter	7,040
Total	$13,087

Schedule of Future Minimum Rental Payments Receivable [Table Text Block]	At December 31, 2015, future minimum lease payments receivable for the noncancelable lease agreement is as follows (in thousands):

2016	$236
2017	234
2018	34
2019	19
2020	19
Thereafter	67
Total	$609